NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Value Added Tax Receivable, Current	$ 29,355	$ 11,647
Income Tax Expense (Benefit)	72,538	77,470
Research and development	$ 1,446,948	$ 134,319
Employee Stock Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	143,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	449,876,877	335,716,597
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	37,569,634	7,379,158